INVESTMENT IN AN AFFILIATE	12 Months Ended
Dec. 31, 2013
INVESTMENT IN AN AFFILIATE [Abstract]
INVESTMENT IN AN AFFILIATE

NOTE 4 - INVESTMENT IN AN AFFILIATE

New York Global Innovations, Inc. (formerly Inksure Technologies, Inc.)

As of December 31, 2013 and 2012, the Company owns 9,915,555 shares or 23% of the outstanding common stock of New York Global Innovations, Inc. ("NYGI") (formerly Inksure Technologies, Inc. - "Inksure"). In February 2014, Inksure sold all of its assets to a third party buyer, pursuant to an asset purchase agreement and changed its name to New York Global Innovations, Inc. Inksure specialized in comprehensive security solutions, designed to protect branded products and documents of value from counterfeiting, fraud and diversion.

The Company suspended its use of the equity method to account for this investment in 2007 after its investment balance was reduced to zero.

The Company's Chief Financial Officer serves as a non-employee director of NYGI. In addition, one of the members of the Company's Board of Directors also serves as a non-employee director of NYGI.

As of December 31, 2013, the Company's share of the underlying net assets of NYGI exceeds the Company's carrying value of its investment in NYGI ($0 at December 31, 2013 and 2012) by $98 and $170, respectively. The market value of the Company's investment in NYGI as of December 31, 2013 and 2012 is $198 and $496, respectively.

New York Global Innovations, Inc. (formerly Inksure Technologies, Inc.) (continued)

Balance sheet data for NYGI is summarized below:

	December 31,
	2013	2012

Current assets	$672	$1,102
Non-current assets	31	54
Total assets	$703	$1,156

Current liabilities	$237	$312
Non-current liabilities	38	106
Stockholders' equity	428	738
Total liabilities and stockholders' equity	$703	$1,156

Statement of operations data for NYGI is summarized below:

	Year Ended December 31,
	2013	2012	2011

Revenue	$1,288	$1,061	$3,748
Gross profit	724	544	2,855
Net loss	$(298)	$(1,076)	$(489)